Accrued Pension and Severance Costs (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.30%	1.80%
Rate of compensation increase	3.00%	3.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.50%	3.70%
Rate of compensation increase	2.60%	2.80%